Income Tax Provision - Schedule of Income Taxes Benefit (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income tax benefit	$ (16,071)		$ (1,028)		$ (20,589)	$ (3,234)
FaceBank Group, Inc Pre-Merger [Member]
U.S. federal: Current
U.S. federal: Deferred							(4,302)	(1,725)
State and local: Current
State and local: Deferred							(970)	(389)
Valuation allowance
Income tax benefit		$ (1,038)		$ (1,169)			$ (5,272)	$ (2,114)